PROPERTY, PLANT AND EQUIPMENT - Schedule of Property, Plant and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property, Plant and Equipment
Property, plant and equipment, Beginning balance	$ 151,901,000
Additions (Note i)	51,431,000	$ 37,414,000
Charge for the year	43,642,000	43,939,000	$ 42,742,000
Property, plant and equipment, Ending balance	160,301,000	151,901,000
COST
Schedule of Property, Plant and Equipment
Property, plant and equipment, Beginning balance	381,565,000	366,130,000
Additions (Note i)	51,431,000	37,414,000
Disposals/Eliminated on disposals	21,282,000	13,334,000
Exchange adjustments	16,073,000	(8,645,000)
Property, plant and equipment, Ending balance	427,787,000	381,565,000	366,130,000
DEPRECIATION AND IMPAIRMENT
Schedule of Property, Plant and Equipment
Property, plant and equipment, Beginning balance	(229,664,000)	(197,406,000)
Disposals/Eliminated on disposals	(18,126,000)	(11,124,000)
Exchange adjustments	11,070,000	(2,865,000)
Charge for the year	43,642,000	43,939,000
Net impairment recognized in profit or loss	1,236,000	2,308,000
Property, plant and equipment, Ending balance	(267,486,000)	(229,664,000)	(197,406,000)
Leasehold improvement
Schedule of Property, Plant and Equipment
Property, plant and equipment, Beginning balance	117,963,000
Property, plant and equipment, Ending balance	123,778,000	117,963,000
Leasehold improvement | COST
Schedule of Property, Plant and Equipment
Property, plant and equipment, Beginning balance	321,205,000	301,500,000
Additions (Note i)	2,188,000	5,520,000
Transfer from renovation in progress	39,586,000	(30,251,000)
Disposals/Eliminated on disposals	14,604,000	9,564,000
Exchange adjustments	14,071,000	(6,502,000)
Property, plant and equipment, Ending balance	362,446,000	321,205,000	301,500,000
Leasehold improvement | DEPRECIATION AND IMPAIRMENT
Schedule of Property, Plant and Equipment
Property, plant and equipment, Beginning balance	(203,242,000)	(175,377,000)
Disposals/Eliminated on disposals	(12,431,000)	(8,852,000)
Exchange adjustments	10,015,000	(2,056,000)
Charge for the year	36,796,000	37,564,000
Net impairment recognized in profit or loss	1,046,000	1,209,000
Property, plant and equipment, Ending balance	(238,668,000)	(203,242,000)	(175,377,000)
Machinery
Schedule of Property, Plant and Equipment
Property, plant and equipment, Beginning balance	7,064,000
Property, plant and equipment, Ending balance	6,560,000	7,064,000
Machinery | COST
Schedule of Property, Plant and Equipment
Property, plant and equipment, Beginning balance	15,607,000	15,712,000
Additions (Note i)	1,722,000	1,589,000
Transfer from renovation in progress	17,000
Disposals/Eliminated on disposals	3,705,000	1,204,000
Exchange adjustments	696,000	(490,000)
Property, plant and equipment, Ending balance	14,337,000	15,607,000	15,712,000
Machinery | DEPRECIATION AND IMPAIRMENT
Schedule of Property, Plant and Equipment
Property, plant and equipment, Beginning balance	(8,543,000)	(6,899,000)
Disposals/Eliminated on disposals	(3,391,000)	(867,000)
Exchange adjustments	346,000	(254,000)
Charge for the year	2,312,000	2,741,000
Net impairment recognized in profit or loss	(33,000)	24,000
Property, plant and equipment, Ending balance	(7,777,000)	(8,543,000)	(6,899,000)
Transportation equipment
Schedule of Property, Plant and Equipment
Property, plant and equipment, Beginning balance	629,000
Property, plant and equipment, Ending balance	701,000	629,000
Transportation equipment | COST
Schedule of Property, Plant and Equipment
Property, plant and equipment, Beginning balance	1,478,000	1,505,000
Additions (Note i)	241,000	274,000
Disposals/Eliminated on disposals	29,000	167,000
Exchange adjustments	56,000	(134,000)
Property, plant and equipment, Ending balance	1,746,000	1,478,000	1,505,000
Transportation equipment | DEPRECIATION AND IMPAIRMENT
Schedule of Property, Plant and Equipment
Property, plant and equipment, Beginning balance	(849,000)	(922,000)
Disposals/Eliminated on disposals	(16,000)	(129,000)
Exchange adjustments	39,000	(107,000)
Charge for the year	173,000	163,000
Property, plant and equipment, Ending balance	(1,045,000)	(849,000)	(922,000)
Furniture and fixture
Schedule of Property, Plant and Equipment
Property, plant and equipment, Beginning balance	17,197,000
Property, plant and equipment, Ending balance	16,502,000	17,197,000
Furniture and fixture | COST
Schedule of Property, Plant and Equipment
Property, plant and equipment, Beginning balance	34,227,000	32,938,000
Additions (Note i)	4,087,000	3,352,000
Transfer from renovation in progress	5,000
Disposals/Eliminated on disposals	2,858,000	1,216,000
Exchange adjustments	1,037,000	(847,000)
Property, plant and equipment, Ending balance	36,498,000	34,227,000	32,938,000
Furniture and fixture | DEPRECIATION AND IMPAIRMENT
Schedule of Property, Plant and Equipment
Property, plant and equipment, Beginning balance	(17,030,000)	(14,134,000)
Disposals/Eliminated on disposals	(2,288,000)	(1,201,000)
Exchange adjustments	670,000	(449,000)
Charge for the year	4,361,000	3,471,000
Net impairment recognized in profit or loss	223,000	1,075,000
Property, plant and equipment, Ending balance	(19,996,000)	(17,030,000)	(14,134,000)
Renovation in progress
Schedule of Property, Plant and Equipment
Property, plant and equipment, Beginning balance	9,048,000
Property, plant and equipment, Ending balance	12,760,000	9,048,000
Renovation in progress | COST
Schedule of Property, Plant and Equipment
Property, plant and equipment, Beginning balance	9,048,000	14,475,000
Additions (Note i)	43,193,000	26,679,000
Transfer from renovation in progress	(39,608,000)	30,251,000
Disposals/Eliminated on disposals	86,000	1,183,000
Exchange adjustments	213,000	(672,000)
Property, plant and equipment, Ending balance	$ 12,760,000	9,048,000	14,475,000
Renovation in progress | DEPRECIATION AND IMPAIRMENT
Schedule of Property, Plant and Equipment
Property, plant and equipment, Beginning balance		(74,000)
Disposals/Eliminated on disposals		(75,000)
Exchange adjustments		$ 1,000
Property, plant and equipment, Ending balance			$ (74,000)